Securities Act File No. 002-34552
                                               Securities Act File No. 333-33445
                                                Securities Act File No. 33-56094
                                                  Securities Act File No. 33-847
                                                  Securities Act File No. 33-849
                                                Securities Act File No. 33-67852
                                                Securities Act File No. 33-56881


                                  PILGRIM FUNDS

                        Supplement dated August 15, 2001
                   to the Statement of Additional Information
                               dated March 1, 2001

     Disclosure concerning the Pilgrim MagnaCap Fund, a series of Pilgrim Investment Funds, Inc.; Pilgrim Financial Services Fund, Inc.; Pilgrim LargeCap Growth Fund, Pilgrim MidCap Growth Fund, Pilgrim SmallCap Growth Fund, Pilgrim Convertible Fund, and Pilgrim Balanced Fund, each a series of Pilgrim Mutual Funds; Pilgrim SmallCap Opportunities Fund; Pilgrim Growth Opportunities Fund; Pilgrim Growth + Value Fund and Pilgrim Research Enhanced Index Fund, each a series of Pilgrim Mayflower Trust; and Pilgrim MidCap Opportunities Fund, a series of Pilgrim Equity Trust, is superceded by the disclosure contained in the Statement of Additional Information ("SAI") for the Pilgrim U.S. Equity and Equity and Income Funds dated May 1, 2001.

     Disclosure concerning the Pilgrim High Yield Fund, a series of Pilgrim Investment Funds, Inc. and Pilgrim High Yield Fund II, Pilgrim Strategic Income Fund, and Pilgrim Money Market Fund, each a series of Pilgrim Mutual Funds, is superceded by the disclosure contained in the SAI for the Pilgrim Income Funds dated August 1, 2001.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.